Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 35.0%[1]
	COMMUNICATIONS — 3.6%
5,440	Alphabet, Inc. - Class A	$1,322,464
2,912	AT&T, Inc.	82,235
17	Booking Holdings, Inc.	91,788
83	Charter Communications, Inc. - Class A*	22,834
1,863	Comcast Corp. - Class A	58,535
1,134	Meta Platforms, Inc. - Class A	832,787
181	Netflix, Inc.*	217,005
509	T-Mobile US, Inc.	121,844
1,712	Verizon Communications, Inc.	75,242
741	Walt Disney Co.	84,845
704	Warner Bros Discovery, Inc.*	13,749
		2,923,328
	CONSUMER DISCRETIONARY — 2.6%
4,140	Amazon.com, Inc.*	909,020
110	Aptiv PLC*[2]	9,484
8	AutoZone, Inc.*	34,322
550	Chipotle Mexican Grill, Inc.*	21,555
255	eBay, Inc.	23,192
1,629	Ford Motor Co.	19,483
592	General Motors Co.	36,094
426	Home Depot, Inc.	172,611
275	Lowe's Cos., Inc.	69,110
133	Marriott International, Inc. - Class A	34,639
305	McDonald's Corp.	92,686
645	NIKE, Inc. - Class B	44,976
405	O'Reilly Automotive, Inc.*	43,663
478	Starbucks Corp.	40,439
1,169	Tesla, Inc.*	519,878
486	TJX Cos., Inc.	70,246
		2,141,398
	CONSUMER STAPLES — 3.5%
749	Altria Group, Inc.	49,479
3,655	Cal-Maine Foods, Inc.	343,935
14,897	Campbell's Co.	470,447
3,914	Clorox Co.	482,596
1,761	Coca-Cola Co.	116,790
344	Colgate-Palmolive Co.	27,499
77	Constellation Brands, Inc. - Class A	10,370
181	Costco Wholesale Corp.	167,539
94	Dollar General Corp.	9,715
147	Estee Lauder Cos., Inc. - Class A	12,954

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	CONSUMER STAPLES (Continued)
137	Kimberly-Clark Corp.	$17,035
499	Kraft Heinz Co.	12,994
5,937	Kroger Co.	400,213
569	Mondelez International, Inc. - Class A	35,545
432	Monster Beverage Corp.*	29,078
564	PepsiCo, Inc.	79,208
635	Philip Morris International, Inc.	102,997
987	Procter & Gamble Co.	151,653
195	Target Corp.	17,491
3,393	Walmart, Inc.	349,683
		2,887,221
	ENERGY — 0.6%
786	Chevron Corp.	122,058
538	ConocoPhillips	50,889
239	EOG Resources, Inc.	26,797
1,978	Exxon Mobil Corp.	223,019
572	Schlumberger N.V.[2]	19,660
		442,423
	FINANCIALS — 3.6%
316	American Express Co.	104,963
339	American International Group, Inc.	26,625
90	Aon PLC - Class A2	32,092
3,337	Bank of America Corp.	172,156
337	Bank of New York Mellon Corp.	36,720
913	Berkshire Hathaway, Inc. - Class B*	459,002
62	Blackrock, Inc.	72,284
174	Capital One Financial Corp.	36,989
771	Charles Schwab Corp.	73,607
176	Chubb Ltd.[2]	49,676
809	Citigroup, Inc.	82,113
147	CME Group, Inc.	39,718
248	Fidelity National Information Services, Inc.	16,353
269	Fiserv, Inc.*	34,682
142	Goldman Sachs Group, Inc.	113,082
230	Intercontinental Exchange, Inc.	38,750
1,205	JPMorgan Chase & Co.	380,093
206	Marsh & McLennan Cos., Inc.	41,515
401	Mastercard, Inc. - Class A	228,093
343	MetLife, Inc.	28,253
76	Moody's Corp.	36,212
732	Morgan Stanley	116,359

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	FINANCIALS (Continued)
34	MSCI, Inc.	$19,292
479	PayPal Holdings, Inc.*	32,122
172	PNC Financial Services Group, Inc.	34,560
238	Progressive Corp.	58,774
144	S&P Global, Inc.	70,086
92	T. Rowe Price Group, Inc.	9,443
544	Truist Financial Corp.	24,872
605	U.S. Bancorp	29,240
888	Visa, Inc. - Class A	303,145
1,626	Wells Fargo & Co.	136,291
		2,937,162
	HEALTH CARE — 2.4%
721	Abbott Laboratories	96,571
721	AbbVie, Inc.	166,940
123	Agilent Technologies, Inc.	15,787
32	Align Technology, Inc.*	4,007
230	Amgen, Inc.	64,906
204	Baxter International, Inc.	4,645
116	Becton Dickinson & Co.	21,712
581	Boston Scientific Corp.*	56,723
905	Bristol-Myers Squibb Co.	40,815
238	Centene Corp.*	8,492
135	Cigna Group	38,914
538	CVS Health Corp.	40,560
291	Danaher Corp.	57,694
160	Dexcom, Inc.*	10,766
255	Edwards Lifesciences Corp.*	19,831
99	Elevance Health, Inc.	31,989
390	Eli Lilly & Co.	297,570
23	Embecta Corp.	325
149	GE HealthCare Technologies, Inc.	11,190
511	Gilead Sciences, Inc.	56,721
10	GRAIL, Inc.*	591
127	HCA Healthcare, Inc.	54,127
52	Humana, Inc.	13,529
35	IDEXX Laboratories, Inc.*	22,361
64	Illumina, Inc.*	6,078
146	Intuitive Surgical, Inc.*	65,296
78	IQVIA Holdings, Inc.*	14,815
1,073	Johnson & Johnson	198,956
548	Medtronic PLC[2]	52,191
1,030	Merck & Co., Inc.	86,448

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	HEALTH CARE (Continued)
165	Moderna, Inc.*	$4,262
2,288	Pfizer, Inc.	58,298
44	Regeneron Pharmaceuticals, Inc.	24,740
58	Solventum Corp.*	4,234
154	Stryker Corp.	56,929
161	Thermo Fisher Scientific, Inc.	78,088
384	UnitedHealth Group, Inc.	132,595
104	Vertex Pharmaceuticals, Inc.*	40,731
193	Zoetis, Inc.	28,240
		1,988,667
	INDUSTRIALS — 2.3%
235	3M Co.	36,467
488	Amphenol Corp. - Class A	60,390
172	Automatic Data Processing, Inc.	50,482
240	Boeing Co.*	51,799
353	Carrier Global Corp.	21,074
221	Caterpillar, Inc.	105,450
168	Cintas Corp.	34,484
904	CSX Corp.	32,101
125	Deere & Co.	57,158
163	Eaton Corp. PLC[2]	61,003
243	Emerson Electric Co.	31,877
108	FedEx Corp.	25,467
112	GE Vernova, Inc.	68,869
114	General Dynamics Corp.	38,874
448	General Electric Co.	134,767
281	Honeywell International, Inc.	59,150
128	Illinois Tool Works, Inc.	33,377
287	Johnson Controls International plc[2]	31,556
80	L3Harris Technologies, Inc.	24,433
112	Lockheed Martin Corp.	55,912
99	Norfolk Southern Corp.	29,741
65	Northrop Grumman Corp.	39,606
94	Old Dominion Freight Line, Inc.	13,233
147	Paychex, Inc.	18,634
129	Republic Services, Inc.	29,603
901	Rheinmetall A.G. - ADR[2]	419,632
610	RTX Corp.	102,071
133	TE Connectivity PLC[2]	29,197
97	Trane Technologies PLC[2]	40,930
262	Union Pacific Corp.	61,929
354	United Parcel Service, Inc. - Class B	29,570

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	INDUSTRIALS (Continued)
97	Veralto Corp.	$10,341
171	Waste Management, Inc.	37,762
		1,876,939
	MATERIALS — 1.8%
90	Air Products and Chemicals, Inc.	24,545
3,326	Anglogold Ashanti Plc[2]	233,917
43,352	B2Gold Corp.[2]	214,592
211	DuPont de Nemours, Inc.	16,437
117	Ecolab, Inc.	32,042
1,532	Franco-Nevada Corp.[2]	341,498
599	Freeport-McMoRan, Inc.	23,493
9,659	Kinross Gold Corp.[2]	240,026
208	Linde PLC[2]	98,800
325	Newmont Corp.	27,401
16,270	Sandstorm Gold Ltd.[2]	203,700
107	Sherwin-Williams Co.	37,050
		1,493,501
	REAL ESTATE — 0.2%
186	American Tower Corp. - REIT	35,772
176	Crown Castle, Inc. - REIT	16,982
119	Digital Realty Trust, Inc. - REIT	20,573
37	Equinix, Inc. - REIT	28,980
302	Prologis, Inc. - REIT	34,585
71	Public Storage - REIT	20,508
134	Simon Property Group, Inc. - REIT	25,148
		182,548
	TECHNOLOGY — 9.3%
269	Accenture PLC - Class A2	66,335
194	Adobe, Inc.*	68,433
666	Advanced Micro Devices, Inc.*	107,752
214	Analog Devices, Inc.	52,580
6,739	Apple, Inc.	1,715,952
362	Applied Materials, Inc.	74,116
500	Arista Networks, Inc.*	72,855
90	Autodesk, Inc.*	28,590
1,680	Broadcom, Inc.	554,249
113	Cadence Design Systems, Inc.*	39,692
1,720	Cisco Systems, Inc.	117,682
214	Cognizant Technology Solutions Corp. - Class A	14,353
335	Fortinet, Inc.*	28,167
1,658	Intel Corp.	55,626

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	TECHNOLOGY (Continued)
366	International Business Machines Corp.	$103,271
115	Intuit, Inc.	78,535
62	KLA Corp.	66,873
570	Lam Research Corp.	76,323
226	Microchip Technology, Inc.	14,514
457	Micron Technology, Inc.	76,465
3,061	Microsoft Corp.	1,585,445
69	Motorola Solutions, Inc.	31,553
10,190	NVIDIA Corp.	1,901,250
108	NXP Semiconductors N.V.[2]	24,595
1,089	Oracle Corp.	306,270
457	QUALCOMM, Inc.	76,026
43	Roper Technologies, Inc.	21,444
402	Salesforce, Inc.	95,274
81	ServiceNow, Inc.*	74,543
63	Synopsys, Inc.*	31,084
377	Texas Instruments, Inc.	69,266
		7,629,113
	UTILITIES — 5.1%
3,249	Alliant Energy Corp.	219,015
2,099	Ameren Corp.	219,094
1,925	American Electric Power Co., Inc.	216,562
1,427	American Water Works Co., Inc.	198,624
1,315	Atmos Energy Corp.	224,536
2,858	CMS Energy Corp.	209,377
2,011	Consolidated Edison, Inc.	202,146
962	Constellation Energy Corp.	316,565
330	Dominion Energy, Inc.	20,186
1,507	DTE Energy Co.	213,135
314	Duke Energy Corp.	38,857
2,472	Entergy Corp.	230,366
2,967	Evergy, Inc.	225,551
3,105	Eversource Energy	220,890
4,679	Exelon Corp.	210,602
4,971	FirstEnergy Corp.	227,771
800	NextEra Energy, Inc.	60,392
5,685	PPL Corp.	211,255
2,455	Public Service Enterprise Group, Inc.	204,894
2,471	Southern Co.	234,177

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS [1] (Continued)
	UTILITIES (Continued)
1,918	WEC Energy Group, Inc.	$219,784
		4,123,779
	TOTAL COMMON STOCKS
	(Cost $20,519,228)	28,626,079

Principal Amount
	U.S. TREASURY BILLS — 49.8%
	United States Treasury Bill
$500,000	4.007%, 10/9/2025[3,4,5]	499,550
15,200,000	4.066%, 10/23/2025[3,4,5]	15,162,578
6,000,000	4.137%, 11/18/2025[4]	5,968,074
19,200,000	3.814%, 12/18/2025[3,4,5]	19,038,931
	TOTAL U.S. TREASURY BILLS
	(Cost $40,670,023)	40,669,133
	U.S. TREASURY NOTES — 19.9%
	United States Treasury Note
3,750,000	4.125%, 11/15/2032	3,794,531
4,375,000	3.375%, 5/15/2033	4,203,417
3,800,000	4.500%, 11/15/2033	3,929,287
3,700,000	4.375%, 5/15/2034	3,786,140
525,000	4.250%, 11/15/2034	530,988
	TOTAL U.S. TREASURY NOTES
	(Cost $16,063,766)	16,244,363

Number of Shares
WARRANTS — 0.0%
HEALTH CARE — 0.0%
352	Walgreens Boots Alliance, Inc., Expiration Date: December 30, 2026*	—
TOTAL WARRANTS
	(Cost $0)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 0.0%
$10	UMB Bank, Money Market Fiduciary Deposit Investment, 0.01%[3,5,6]	10
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10)	10

	TOTAL INVESTMENTS — 104.7%
	(Cost $77,253,027)	85,539,585

	Liabilities in Excess of Other Assets — (4.7)%	(3,802,310)
	TOTAL NET ASSETS — 100.0%	$81,737,275

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	See additional notional stock exposure value via stock index futures on page 10.
[2]	Foreign security denominated in U.S. dollars.
[3]	All or a portion of this security is segregated as collateral for derivatives. The market value of the securities pledged as collateral was $0, which represents 0.00% of total net assets of the Fund.
[4]	The rate is the effective yield as of September 30, 2025.
[5]	All or a portion of this security is a holding of Abraham Fortress Fund, Ltd.
[6]	The rate is the annualized seven-day yield at period end.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Commodity Futures
CME Gold[1]	December 2025	31	$10,800,512	$12,006,920	$1,206,408

Currency Futures
CME Euro	December 2025	13	1,914,996	1,916,200	1,204
CME Swiss Franc	December 2025	12	1,900,918	1,900,950	32

Index Futures
NYF MSCI EAFE Index	December 2025	114	15,932,437	15,876,210	(56,227)
Total Long Contracts			$30,548,863	$31,700,280	$1,151,417

TOTAL FUTURES CONTRACTS			$30,548,863	$31,700,280	$1,151,417

[1]	All or a portion of this security is a holding of Abraham Fortress Fund Ltd.

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

SWAP CONTRACTS

(OTC) TOTAL RETURN SWAP

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate Paid [1]	Payment Frequency	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Deutsche Bank	Abraham Fortress dbSelect Index [2]	Receive	0.45% of Notional Value	Quarterly	June 13, 2029	$66,057,632	$(8,637,226)
TOTAL SWAP CONTRACTS							$(8,637,226)

[1]	Financing rate is based upon notional trading amounts at period end.

[2]	This investment is a holding of the Abraham Fortress Fund Ltd. and is comprised of a proprietary basket of alternative programs investing in various futures contracts and forward foreign currency exchange contracts.

Total Return Swap Top Holdings ^

FUTURES CONTRACTS

Description	Expiration Date	Number of Long Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
CMX Gold	December 2025	22	$8,444,908	$356,545	24.72%
CME SOFR 3month	September 2028	27	6,545,901	(8,456)	-0.59%
CME Live Cattle Future	October 2026	55	4,905,483	25,975	1.80%
NYB Cotton No.2 Future	March 2026	133	4,509,460	(34,487)	-2.39%
CBT Soybean Oil Future	July 2026	133	4,033,236	(149,806)	-10.39%
CME Feeder Cattle Future	August 2026	21	3,582,607	31,163	2.16%
ICE Brent Crude Monthly Future	November 2025	51	3,325,767	(33,791)	-2.34%
CMX Silver	December 2025	14	3,234,711	316,283	21.93%
CME SOFR 3month	September 2027	13	3,197,572	(3,764)	-0.26%
NYB Sugar No.11 Future	April 2026	176	3,160,361	36,379	2.52%
LIF White Sugar Future	November 2025	134	3,123,382	6,227	0.43%
LIF White Sugar Future	February 2026	135	3,102,676	42,766	2.97%
ICE Brent Crude Monthly Future	December 2025	46	3,034,218	(83,742)	-5.81%
CBT 10 year US Treasury Notes	December 2025	26	2,941,375	1,709	0.12%
CBT Wheat Future	December 2025	87	2,242,101	(99,548)	-6.90%
CME E-Mini S&P 500	December 2025	7	2,229,724	3,063	0.21%
CME E-Mini Nasdaq-100	December 2025	4	2,185,668	12,077	0.84%
CBT 5 year US Treasury Notes	December 2025	18	2,013,713	(2,144)	-0.15%
LIF 3 month Euro (EURIBOR)	September 2028	7	1,937,236	(712)	-0.05%
CBT Wheat Future	March 2026	71	1,905,271	(74,803)	-5.19%
CBT 30 year US Treasury Bonds	December 2025	16	1,850,930	2,936	0.20%
SFE 3 year Australian Treasury Bond	December 2025	26	1,842,908	(2,007)	-0.14%
EUX DAX Index Future	December 2025	3	1,834,584	26,611	1.85%
IFLL 3 Month SONIA Index	September 2027	6	1,834,123	(1,353)	-0.09%
CME GBP/USD	December 2025	21	1,762,194	(11,133)	-0.77%
HKG Hang Seng Index	October 2025	10	1,745,990	12,379	0.86%
CBT 2 year US Treasury Notes	December 2025	8	1,673,487	(372)	-0.03%
LIF FTSE 100 Index Future	December 2025	13	1,623,978	12,975	0.90%
CME Feeder Cattle Future	April 2026	9	1,509,467	(4,626)	-0.32%
CME Lean Hog Future	October 2025	34	1,368,501	44,877	3.11%
CME SOFR 3month	December 2027	6	1,345,318	(1,157)	-0.08%
LME Copper Grade A Future	December 2025	5	1,320,964	47,856	3.32%
SGX Nikkei 225 Index	December 2025	9	1,293,347	18,714	1.30%
CME SOFR 3month	March 2027	5	1,253,481	(1,359)	-0.09%
MSE 10 year Canadian Govt Bond	December 2025	14	1,240,666	1,722	0.12%
CME SOFR 3month	March 2028	5	1,226,020	(412)	-0.03%
NYM Light Sweet Crude Oil (WTI) Future	November 2025	19	1,204,927	(23,375)	-1.62%
MSE Three-Month CORRA Futures	June 2026	7	1,191,577	646	0.04%
CME Lean Hog Future	July 2026	28	1,138,272	33,486	2.32%
CME SOFR 3month	June 2027	5	1,117,240	(1,111)	-0.08%
SFE 90 Day Bank Accepted Bill Future	June 2026	7	1,109,695	(2,261)	-0.16%
NYM NY Harbour ULSD Future	November 2025	11	1,074,898	(7,543)	-0.52%
ICE Mini MSCI Emerging Markets Index Future	December 2025	15	1,000,522	4,146	0.29%
CME SOFR 3month	June 2028	4	997,036	(284)	-0.02%
EUX 10 year Italian Bond	December 2025	7	987,033	1,121	0.08%
MSE Three-Month CORRA Futures	September 2026	5	860,276	696	0.05%
CME EUR/JPY	December 2025	6	856,725	3,752	0.26%
ICE Gasoil Monthly Future	December 2025	13	845,357	438	0.03%
MSE S&P Canada 60 Index Future	December 2025	3	802,731	6,840	0.47%
KCB Hard Red Winter Wheat Future	March 2026	30	792,906	(18,124)	-1.26%
OSE TOPIX Future	December 2025	4	783,775	(6,124)	-0.42%
MSE Three-Month CORRA Futures	March 2026	4	773,614	287	0.02%
ICE Gasoil Monthly Future	January 2026	11	741,906	(10,095)	-0.70%
SFE 10 year Australian Treasury Bond Future	December 2025	10	716,551	(208)	-0.01%
			$111,376,369	$468,872

Abraham Fortress Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

FUTURES CONTRACTS - Continued

Description	Expiration Date	Number of Short Contracts	Notional Value	Unrealized Appreciation (Depreciation)	Percentage of Custom Swap's Unrealized Appreciation (Depreciation)
NYM Platinum	January 2026	9	$714,256	$42,687	2.96%
NYM Henry Hub Natural Gas Future	February 2026	19	704,262	(159)	-0.01%
MSE Three-Month CORRA Futures	December 2026	4	687,943	681	0.05%
LIF 3 month Euro (EURIBOR)	September 2027	2	669,697	(299)	-0.02%
LME Primary High Grade Aluminium Future	December 2025	10	660,650	8,819	0.61%
EUX Euro-BOBL	December 2025	(53)	(7,269,065)	(1,372)	-0.10%
CME EUR/USD	December 2025	(46)	(6,759,975)	20,795	1.44%
LIF 3 month Euro (EURIBOR)	June 2026	(23)	(6,613,858)	5,811	0.40%
NYB Cotton No.2 Future	December 2025	(188)	(6,197,503)	51,490	3.57%
IFLL 3 Month SONIA Index	September 2026	(18)	(5,894,792)	1,478	0.10%
NYB Sugar No.11 Future	June 2026	(331)	(5,884,159)	155,270	10.77%
NYM Light Sweet Crude Oil (WTI) Future	October 2025	(88)	(5,457,853)	76,902	5.33%
CME SOFR 3month	September 2026	(21)	(5,121,803)	(3,270)	-0.23%
EUX 2 year Euro-Schatz	December 2025	(39)	(4,874,057)	(131)	-0.01%
CME JPY/USD	December 2025	(57)	(4,874,003)	27,030	1.87%
CBT Soybean Oil Future	December 2025	(129)	(3,830,484)	148,305	10.28%
CME Live Cattle Future	June 2026	(36)	(3,306,768)	(6,914)	-0.48%
MGE Hard Red Spring Wheat Future	December 2025	(113)	(3,212,387)	89,011	6.17%
LIF 3 month Euro (EURIBOR)	December 2026	(11)	(3,163,182)	300	0.02%
NYB Sugar No.11 Future	February 2026	(166)	(3,077,575)	(29,241)	-2.03%
CME Feeder Cattle Future	November 2025	(16)	(2,842,095)	(148)	-0.01%
CME CAD/USD	December 2025	(38)	(2,768,050)	18,281	1.27%
KCB Hard Red Winter Wheat Future	December 2025	(100)	(2,530,476)	62,304	4.32%
NSEIFSC IFSC NIFTY 50 Index Futures	October 2025	(48)	(2,358,442)	11,640	0.81%
CME AUD/USD	December 2025	(35)	(2,301,059)	105	0.01%
OSE 10 year Japanese Government Bond	December 2025	(2)	(2,162,958)	1,607	0.11%
LIF 3 month Euro (EURIBOR)	March 2026	(6)	(1,691,349)	758	0.05%
CME Feeder Cattle Future	March 2026	(9)	(1,616,983)	(39,210)	-2.72%
NYM Gasoline RBOB Future	October 2025	(19)	(1,534,646)	20,491	1.42%
CME Live Cattle Future	December 2025	(15)	(1,437,936)	24,931	1.73%
CBT Soybeans Future	November 2025	(27)	(1,346,998)	3,495	0.24%
NYM Henry Hub Natural Gas Future	December 2025	(31)	(1,299,752)	(4,272)	-0.30%
LIF 3 month Euro (EURIBOR)	December 2025	(4)	(1,268,045)	959	0.07%
MIL FTSE MIB Index Future	December 2025	(5)	(1,257,919)	(17,391)	-1.21%
CME Lean Hog Future	December 2025	(34)	(1,205,864)	(18,620)	-1.29%
EUX Euro-BUND	December 2025	(8)	(1,154,740)	(372)	-0.03%
LIF 3 month Euro (EURIBOR)	September 2026	(4)	(1,061,693)	227	0.02%
EUX Euro-OAT Future	December 2025	(6)	(891,360)	(1,085)	-0.08%
NYM NY Harbour ULSD Future	August 2026	(9)	(862,022)	4,406	0.31%
IFLL 3 Month SONIA Index	June 2026	(2)	(793,124)	127	0.01%
IFLL 3 Month SONIA Index	March 2026	(2)	(792,006)	305	0.02%
CMX Copper Future	December 2025	(6)	(739,782)	(36,353)	-2.52%
CME NZD/USD	December 2025	(13)	(739,617)	15,022	1.04%
SGX Mini Japanese Goverment Bond Future	December 2025	(8)	(717,508)	6,660	0.46%
CBT Soybeans Future	January 2026	(14)	(705,733)	(2,061)	-0.14%
CBT Corn Future	March 2026	(32)	(691,836)	(5,853)	-0.41%
			$(108,872,649)	$633,146

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.